CONSOLIDATING BALANCE SHEETS - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 21,281	$ 36,223	$ 7,958
Accounts receivable, net	42,453	63,593	40,160
Other receivables	14,876	14,876
Inventory	710,941	686,922	67,517
Prepaids			36,134
Other current assets	7,360	3,463	2,462
Total current assets	796,911	804,557	154,231
NON-CURRENT ASSETS
Property, plant and equipment, net	171,762	142,406	31,948
Right-of-use asset, net	644,310	338,304
Intangible property, net	71,531	77,663
Goodwill
Investment			1,648
Note receivable, net
Deposit	6,500	6,500
Total non-current assets	894,103	564,873	33,596
Total assets	1,691,014	1,369,430	187,827
CURRENT LIABILITIES
Accounts payable	97,742	23,438	21,613
Credit card payables	13,480	5,364	1,238
Current note payable - related party	6,000	12,000	5,500
Current lease liability	38,020	71,032
Convertible debt	500,000
Derivative liability	217,806
Accrued compensation	196,042
Accrued stock compensation	1,386,496	1,386,500	1,200,000
Accrued liabilities	54,977	17,312	2,051
Total current liabilities	2,510,563	1,515,646	1,230,402
NON-CURRENT LIABILITIES
Line of credit	398,470	398,470	143,470
Line of credit - related party	1,417,651	1,092,151
Note payable - related party, net of current	65,000	68,000	14,500
PPP note payable	95,161
Lease liability, net of current	606,291	286,139
Total liabillities	5,093,136	3,360,406	1,388,372
COMMITMENTS AND CONTINGENCIES (NOTE 14)
STOCKHOLDERS' DEFICIT
Common Stock, value	7,781	7,640	5,420
Additional paid-in capital - warrants	281,565
Additional paid-in capital	4,634,255	4,155,775	3,160,748
Accumulated deficit	(8,325,733)	(6,154,441)	(4,366,772)
Total stockholders' deficit	(3,402,122)	(1,990,976)	(1,200,545)
Total liabilities and stockholders' deficit	1,691,014	1,369,430	187,827
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value		40	40
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value	5	5	11
Series C Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value			3
Series D Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value	$ 5	$ 5	$ 5